Other reserves - Narrative (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Share buyback (note 33)	£ (2,011)	£ (1,993)	£ (2,013)
Shares cancelled under share buyback programme (see below)	2,011	1,993	2,013
Capital redemption reserve
Disclosure of reserves within equity [line items]
Shares cancelled under share buyback programme (see below)	£ 369	£ 438	£ 453
Retained profits £m
Disclosure of reserves within equity [line items]
Number of treasury shares cancelled (in shares)	3,686	4,386	4,529
Share buyback (note 33)	£ (2,011)	£ (1,993)	£ (2,013)